Long-term Debt - Summary of Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 40,532	$ 8,834	$ 141,536	$ 125,804
Less current portion of long-term debt		(165)
Long-term portion of long-term debt	40,532	8,669
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,910	8,669
Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	29,123
Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 2,499
Non-interest Bearing Government Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		$ 165